Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-21-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-21-2021
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2021
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-12-2021
Corporate Bonds Santander Río Bank S.A. Class 021 - Maturity: 01-26-2022 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-26-2022
Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	10-21-2023
Debt Securities in Financial Trusts Surcos Series 020 Class A - Maturity: 07-15-2022 | Level 1 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-15-2022
Debt Securities in Financial Trusts Secubono Series 209 Class A - Maturity: 05-30-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-30-2022
Debt Securities in Financial Trusts Secubono Series 208 Class A - Maturity: 04-28-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-28-2022
Debt Securities in Financial Trusts Confibono Series 059 Class A - Maturity: 03-21-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-21-2022
Debt Securities in Financial Trusts Accicom Préstamos Pers Series 11 Class A- Maturity: 12-20-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-20-2022
Debt Securities in Financial Trusts Secubono Series 210 Class A - Maturity: 06-28-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-28-2022
Debt Securities in Financial Trusts Secubono Series 211 Class A - Maturity: 07-28-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-28-2022
Debt Securities in Financial Trusts Secubono Series 207 Class A - Maturity: 03-28-2022 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-28-2022
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-14-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-14-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-19-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-19-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-21-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-21-2021
Foreign Government securities [member] | US Treasury Bill - Maturity: 01-28-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-28-2021
Foreign Government securities [member] | US Treasury Bill – Maturity: 01-20-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-20-2022
Local Government Securities [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-31-2022
Local Government Securities [member] | Federal government treasury bonds linked to dollar - Maturity: 04-28-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-28-2023
Local Government Securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 09-20-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	09-20-2022
Local Government Securities [member] | Letters of National Estate in Pesos Adjusted by CER to Discount Maturity 07292022 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	07-29-2022
Local Government Securities [member] | Federal government treasury bonds in pesos BADLAR +200 PB - Maturity: 04-03-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate basis	BADLAR +200 PB
Debt securities at fair value through profit or loss, maturity date	04-03-2022
Local Government Securities [member] | Letters of National Estate in pesos adjustment by CER to discount - Maturity: 04-18-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-18-2022
Local Government Securities [member] | Letters of National Estate in pesos adjusted by CER to discount - Maturity: 05-23-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-23-2022
Local Government Securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 03-25-2024 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2024
Local Government Securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 08-13-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	08-13-2023
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 [member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	5.83%
Local Government Securities [member] | Federal government bonds in pesos at 22% - Maturity: 05-21-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	05-21-2022
Local Government Securities [member] | Federal government treasury bonds adjustment by CER - Maturity: 04-17-2021 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-17-2021
Local Government Securities [member] | Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-31-2021
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-31-2033
Local Government Securities [member] | Bonds Par denominated in Pesos - Maturity 12-31-2038
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	12-31-2038
Local Government Securities [member] | Federal government bonds in pesos at 22% - Maturity: 05-21-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, interest rate	22.00%
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-25-2023
Local Government Securities [member] | Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-07-2022
Local Government Securities [member] | Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	04-12-2022
Local Government Securities [member] | Treasury Bills of Province of Rio Negro Series 2 Class 1 Maturity 06152022 [Member] | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	06-15-2022
Local Government Securities [member] | Treasury bills of Province of Neuquén Series 4 Class 1 - Maturity: 02-28-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	02-28-2022
Local Government Securities [member] | Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-18-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	03-18-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-04-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-27-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-27-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-18-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-18-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-11-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-11-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-13-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-13-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-25-2022 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-25-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-06-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-06-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-20-2022 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss, maturity date	01-20-2022